Davidson Intermediate Fixed Income Fund (Prospectus Summary) | Davidson Intermediate Fixed Income Fund
SUMMARY SECTION
Investment Objective
The Davidson Intermediate Fixed Income Fund (the "Fund") seeks income and the preservation of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the

Fund. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on page 11 of the

Fund's statutory Prospectus and the "Breakpoints/Volume Discounts and Sales

Charge Waivers" section on page 47 of the Fund's Statement of Additional

Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Davidson Intermediate Fixed Income Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Davidson Intermediate Fixed Income Fund		Class A	Class I
Management Fees		0.35%	0.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.84%	0.84%
Total Annual Fund Operating Expenses		1.44%	1.19%
Less: Fee Waiver and Expense Reimbursement		(0.50%)	(0.50%)
Net Annual Fund Operating Expenses	[2]	0.94%	0.69%
[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Davidson Investment Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 0.94% of average daily net assets of the Fund's Class A shares and 0.69% of average daily net assets of the Fund's Class I shares (the "Expense Caps"). The Expense Caps will remain in effect through at least October 28, 2012, and may be terminated only by Advisors Series Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the

Expense Caps only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Davidson Intermediate Fixed Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	368	670
Class I	70	328

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. The fixed income securities in which the Fund will generally invest include those of governments, agencies,

inflation-protected securities, asset-backed securities, municipal bonds and companies across a wide range of industries and market capitalizations and are generally rated within the BBB-category or better by Standard & Poor's Rating

Group ("Standard & Poor's") or the Baa3 category or better by Moody's Investors

Services ("Moody's"). The Fund normally invests within the intermediate term structure of the yield curve and will seek to achieve its investment objective through duration tilts, sector allocations, credit exposures, and security selection. The maturities of the securities in which the Fund expects to invest will generally range from 1 to 10 years. The average-dollar weighted maturity of the securities in which the Fund expects to invest will generally range from 3 to 10 years. Duration tilts may be interpreted as differences in the duration of the Fund relative to duration of the benchmark. Duration is a measure of the sensitivity of the Fund's NAV to interest rate movements. For fixed-coupon bonds, duration can be intuitively defined as the average maturity of all bond payments, where each payment is weighted by its value. Duration tilts will be limited from 75% to 125% of the Barclays Capital Intermediate Government/Credit

Index. The Advisor determines that a particular security should be purchased by evaluating macroeconomic factors including interest rate trends, monetary policy, inflation outlook, treasury supply and demand, interest rate volatility,

the strategy duration target, and yield curve position.

The Fund may seek to enhance returns through the use of other investment strategies such as the use of options (for hedging purposes), investment in foreign securities, and in other investment companies including exchange-traded funds ("ETFs"). The Fund may invest up to 20% of its net assets in put and call options. The Fund may invest up to 25% of its net assets in foreign securities,

including in emerging markets. Through its investment in foreign securities, the

Fund may invest up to 20% of its net assets in American Depositary Receipts

("ADRs"). The Fund also may invest up to 20% of its net assets in other investment companies and may invest in the securities of small and medium-sized companies.

The Advisor may sell a position if the fundamentals have deteriorated, a security becomes fully valued, or for purposes of portfolio construction and risk management. The Advisor may also sell a position if a better alternative becomes available.

At the discretion of the Advisor, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market,

economic or political conditions.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the

Fund. The following principal risks could affect the value of your investment:

·  Asset-Backed Securities Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline,

   the prepayment of assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

·  Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

·  ETF and Mutual Fund Risk. ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. Investment companies (mutual funds) and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

·  Foreign and Emerging Market Securities Risk. The Fund may invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. The risks are enhanced in emerging markets.

·  Foreign Governments Investment Risk. The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of debt obligations of foreign governments and their agencies, and the Fund's net asset value ("NAV"), may be more volatile than prices of U.S. debt obligations.

·  Government-Sponsored Entities Risk. Securities issued by government-sponsored entities may not be backed by the full faith and credit of the United States.

·  Inflation Protected Securities Risk. Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will be accurately measure the rate of inflation and the securities will not work as intended.

·  Interest Rate Risk. The risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

·  Issuer Risk. The value of securities held by the Fund may experience sudden,

   unpredictable drops in value or long periods of decline in value due to reasons directly related to the issuer, including management performance,

   financial leverage, and reduced demand for the issuer's goods and services.

·  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the

   Advisor's research, analysis and determination of portfolio securities.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,

   in which case the Board may determine to liquidate the Fund.

·  Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

·  Small and Medium Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

This Fund may be appropriate for investors who:

·  Have a long-term investment horizon; and

·  Want to add an investment with potential for income and to diversify their investment portfolio.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.davidsonmutualfunds.com or by calling the

Fund toll-free at 1-877-332-0529.